Taxes	6 Months Ended
Jun. 30, 2025
Taxes
Taxes

18Taxes

18.1Deferred tax asset

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets as of the six-month period ended 30 June 2025 indicated below were as follows:

	(Unaudited) For
	the six-month	(Audited) For the
	period ended 30	year ended 31
	30 June	31 December
	USD	USD
Deferred tax asset movement

Opening balance	5,288,913	9,468,808
Foreign currency adjustments	124,705	(3,616,186)
Expiration	—	(563,709)
Transfers to assets held for sale	—	—
Income tax benefit	—	—
Closing balance	5,413,618	5,288,913